SUMMARY OF STOCK-BASED COMPENSATION EXPENSE RECOGNIZED FOR STOCK OPTION AWARDS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 185,687	$ 85,245	$ 755,594	$ 514,313	$ 748,823	$ 248,592
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	30,605	10,304	87,832	32,193	37,131	7,832
Selling, General and Administrative Expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 155,082	$ 74,941	$ 667,762	$ 482,120	$ 711,692	$ 240,760